Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Prepaid Expenses [Abstract]
Litigation receivable (Note 11)	$ 754,217	$ 1,027,292		$ 1,937,693
Research and development expense tax credit receivable	322,129	546,563		644,513
Professional fees	438,501	310,017	[1]	294,577	[1]
Value-added tax receivable	9,734	48,774		24,411
Taxes	25,634	25,634		25,634
Other				49,755
Total	$ 1,550,215	$ 1,958,280		$ 2,976,583

[1]	In the previously filed Annual Report on Form 10-K for the year ended December 31, 2021, the Insurance line item above included $213,974 of expenses related to Oxford agreements for our CBR Pharma subsidiary. In the current year, those same expenses are grouped into the Professional fees grouping. As such, for comparative purposes, that amount has been moved from the Insurance grouping to the Professional fees grouping for the 2021 period.